Annual Total Returns [BarChart] - First Trust North American Energy Infrastructure Fund - First Trust North American Energy Infrastructure Fund	Mar. 01, 2021
Bar Chart Table:
2013	16.82%
2014	23.59%
2015	(25.17%)
2016	29.59%
2017	1.02%
2018	(8.51%)
2019	23.41%
2020	(13.38%)